Capital Stock, Warrants and Stock Options - Schedule of Broker Option (Details) (Parenthetical)	3 Months Ended
Sep. 30, 2020 USD ($) $ / shares
Fair value of broker options | $	$ 937,748
Risk free interest rate	0.31%
Dividend yield	0.00%
Volatility	100.00%
Weighted average life	3 years
Minimum [Member] | CAD [Member]
Stock price	$ 0.54
Maximum [Member] | CAD [Member]
Stock price	$ 0.56